Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2012
Notes to Financial Statements
Summary of Significant Accounting Policies
2.      SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The Company’s accounting and reporting policies conform to accounting principles generally accepted in the United States of America, and have been consistently applied in the preparation of the consolidated financial statements.  The reporting currency of the Company is the United States dollar.

Basis of Presentation

The accompanying consolidated financial statements include the financial statements of Oxford Investments Holdings Inc. and its wholly-owned subsidiaries Celebrity Tan Inc., Ontario Private Labelling Limited and International E-Gaming Developers Inc.  All wholly-owned subsidiaries are inactive (See Note 4).  All inter-company transactions and balances have been eliminated upon consolidation.

Use of Estimates

The preparation of consolidated financial statements in conformity with United States generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the year.  Financial statement items subject to significant management judgment include revenue recognition; the completeness of accounts payable and accrued liabilities, and notes payable and related party loans payable; and the valuation of share-based compensation.  While management believes that the estimates and assumptions are reasonable and appropriate in the circumstances, actual results may differ.

Investments

Investments in private entities are accounted for at cost because the Company does not have the ability to exercise significant influence over the operating and financial policies of these companies.  The Company does not expect capital appreciation or income from these investments and has written off these investments in prior years under advertising, marketing and consulting expenses.

Property and Equipment

Property and equipment are recorded at cost less accumulated depreciation.  Depreciation of property and equipment is provided annually on a declining balance basis over the estimated useful lives of the assets, except for current year additions on which half of the normal rate is provided.  The declining balance rates are as follows:

Office equipment	20%
Computer hardware	30%

Revenue Recognition

Commission and transaction fee revenues from the stored value cards are recognized when the transactions incur.  These revenues are reported net of any cancelled transactions.  The dollar value of the commission and transaction fee revenues are calculated based on the agreement between the Company and each of the merchants.  The average commission revenue per transaction is 0.05% of the transaction amount.  The average transaction fee revenue per transaction is $0.18.

Stock-Based Compensation

The Company accounts for its stock-based compensation in accordance with ASC Topic 718, “Share-Based Payment” (“ASC 718”).  Under ASC 718, the Company recognizes compensation costs related to share-based payment transactions in the financial statements based on the fair value of the equity (or liability) instruments issued over the period that an employee is expected to provide service in exchange for the award, based on the vesting terms of the specific stock compensation awards.  Stock issued to non-employees is valued based on the fair value of the services received or the fair value of the stock given up.

Impairment of Long-Lived Assets and Long-Lived Assets to be Disposed of

In accordance with ASC Topic 360, “Accounting for the Impairment or Disposal of Long-Lived Assets”, the Company reviews its long-lived assets for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable.  Recoverability of assets to be held and used is measured by a comparison of the carrying amount of an asset to future net cash flows expected to be generated by the asset.  If such assets are considered to be impaired, the impairment to be recognized is measured by the amount by which the carrying amount of the assets exceeds the fair value of the assets.  Assets to be disposed of are reported at the lower of the carrying amount or fair value less costs to sell.  As at December 31, 2011, there was no impairment issue.

Income Taxes

The Company accounts for its income taxes under the liability method specified by ASC Topic 740, “Accounting for Income Taxes” (“ASC 740”).  Deferred tax assets and liabilities are determined based on the difference between the financial statement and tax bases of assets and liabilities as measured by the effective tax rates which will be in effect when these differences reverse.  A valuation allowance is recorded against deferred tax assets if management does not believe the Company has met the “more likely than not” standard imposed by ASC 740 to allow recognition of such an asset.

The Company is required to make certain estimates and judgments about the application of tax law, the expected resolution of uncertain tax positions and other matters. In the event that uncertain tax positions are resolved for amounts different than the Company's estimates, or the related statutes of limitations expire without the assessment of additional income taxes, the Company will be required to adjust the amounts of the related assets and liabilities in the period in which such events occur.

Fair Value Measurement

Effective January 1, 2008, the Company adopted ASC Topic 820, “Fair Value Measurements” (“ASC 820”), and the related effective FSPs.  ASC 820 defines fair value, establishes a framework for measuring fair value and enhances fair value measurement disclosure.  Under this standard, fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e., the “exit price”) in an orderly transaction between market participants at the measurement date.

In determining fair value, the Company uses various valuation approaches, including market, income and/or cost approaches. ASC 820 establishes a hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available.  Observable inputs are inputs that market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Company.  Unobservable inputs are inputs that reflect the Company’s assumptions about the assumptions market participants would use in pricing the asset or liability based on the best information available in the circumstances.  The hierarchy is divided into three levels based on the reliability of inputs.  The adoption of ASC 820 and the related FSP’s did not have a material effect on the Company’s consolidated financial position and operating results.

Foreign Currency Translation

The Company considers the functional currency to be the Canadian dollar (“CDN”) and, accordingly, its financial information is translated into US dollars using exchange rates in effect at year-end for assets and liabilities and average exchange rates during each reporting period for the results of operations and cash flows. Adjustments resulting from the translation of the functional currency to the reporting currency are included as a component of other comprehensive income (loss) within the statements of shareholders’ deficiency.

Comprehensive Income (Loss)

The Company has adopted ASC Topic 830, “Reporting Comprehensive Income (Loss)” (“ASC 830”), which establishes standards for reporting and presentation of comprehensive income (loss), its components and accumulated balances.  Comprehensive income (loss) is defined to include all changes in equity (shareholders’ deficiency) except those resulting from investments by or distributions to owners.  Among other disclosures, ASC 830 requires that all items that are required to be recognized under the current accounting standards as a component of comprehensive income (loss) be reported in a financial statement that is displayed with the same prominence as other financial statements.  ASC 830 requires that items be included in other comprehensive income (loss) according to their nature, such as: foreign currency items, change in the fair value of derivative financial instruments and unrealized gains and losses on certain debt and equity securities.  Comprehensive income (loss) is displayed in the consolidated statement of shareholders’ deficiency and in the consolidated balance sheet as a component of shareholders’ deficiency.

The Company’s other comprehensive loss comprises foreign currency translation adjustments arising upon translation of the Company’s Canadian dollar functional currency to its United States dollar reporting currency.

Loss Per Share

Basic loss per share is computed by dividing the net loss by the weighted average number of shares outstanding during the period.  The weighted average number of shares is calculated by taking the number of shares outstanding and weighting them by the amount of time that they were outstanding.  Diluted earnings per share is computed by dividing the net loss by the weighted average number of basic shares outstanding increased by the number of shares that would be outstanding assuming conversion of any stock options, warrants, and convertible debt.  Diluted net loss per share for the years ended December 31, 2011, 2010 and 2009 is the same as basic net loss per share.

Accounting Principles Recently Adopted

In January 2010, the FASB issued ASU No. 2010-06, - Improving Disclosures about Fair Value Measurements (ASU 2010-06) (codified within ASC Topic 820).  ASU 2010-06 improves disclosures originally required under SFAS No. 157.  ASU 2010-06 is effective for interim and annual periods beginning after December 15, 2009, except for the disclosures about purchases, sales, issuances and settlements in the roll forward of activity in Level 3 fair value measurements.  Those disclosures are effective for fiscal years beginning after December 15, 2010, and for interim periods within those years.  The adoption of this standard did not have a material impact on the Company’s consolidated financial statements.
In April 2010, the FASB issued ASU No. 2010-13, - Effect of Denominating the Exercise Price of a Share-Based Payment Award in the Currency of the Market in Which the Underlying Equity Security Trades - a consensus of the FASB Emerging Issues Task Force (ASU 2010-13) (codified within ASC Topic 718).  ASU 2010-13 clarifies that a share-based payment award having an exercise price denominated in the currency of a market in which a substantial portion of the entity's equity securities trade is not deemed to contain a condition that is not a market, performance, or service condition, and, thus, such an award should not be classified as a liability, if it otherwise qualifies for equity classification.  ASU 2010-13 is effective for fiscal years beginning on or after December 15, 2010.  The adoption of this standard did not have a material impact on the Company’s consolidated financial statements.
In December 2010, the FASB issued ASU No. 2010-29, - Disclosure of Supplementary Pro Forma Information for Business Combinations (a consensus of the FASB Emerging Issues Task Force) (ASU 2010-29) (codified within ASC Topic 805).  ASU 2010-29 requires that a public entity that presents comparative financial statements must disclose the revenue and earnings of the combined entity as though the business combination(s) that occurred during the current year had occurred as of the beginning of the prior annual reporting period.  Furthermore, ASU 2010-29 requires public entities to provide a description of the nature and amount of any material, nonrecurring pro forma adjustments directly attributable to business combination(s) that are included in the reported pro forma revenue and earnings.  ASU 2010-29 is effective for fiscal years beginning on or after December 15, 2010.  The adoption of this standard did not have a material impact on the Company’s consolidated financial position, results of operations and cash flows.